Shareholder Fees (Vanguard Russell 2000 Value Index Fund ETF)	Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none